Statement of Additional Information Supplement dated March 6, 2014

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Technology Sector Fund	Invesco Mid Cap Growth Fund
Invesco American Value Fund	Invesco Small Cap Value Fund
Invesco Comstock Fund	Invesco Value Opportunities Fund

The following information appears under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Technology Sector Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of April 30, 2013 (unless otherwise noted):

Investments

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Technology Sector Fund
Erik Voss[4]	None	N/A	$500,001-$1,000,000
Janet Luby[5]	None	N/A	$100,001-$500,000

Assets Managed

	Other Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco Technology Sector Fund
Erik Voss[4]	4	$13,322.6	None	None	None	None
Janet Luby[5]	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
4	Mr. Voss began serving as a portfolio manager of Invesco Technology Sector Fund on February 28, 2014. Information for Mr. Voss has been provided as of January 31, 2014.
5	Ms. Luby began serving as a portfolio manager of Invesco Technology Sector Fund on February 28, 2014. Information for Ms. Luby has been provided as of January 31, 2014.

ASEF MSVK SUP-3 030614	1

Statement of Additional Information Supplement dated March 6, 2014

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, Y, Investor, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Dividend Income Fund	Invesco Gold & Precious Metals Fund
Invesco Energy Fund	Invesco Technology Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Technology Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of April 30, 2013 (unless otherwise noted):

Investments

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Technology Fund
Erik Voss[4]	$10,001-$50,000	N/A	$500,001-$1,000,000
Janet Luby[5]	None	N/A	$100,001-$500,000

Assets Managed

Portfolio Manager	Other Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco Technology Fund
Erik Voss[4]	4	$13,322.6	None	None	None	None
Janet Luby[5]	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
4	Mr. Voss began serving as a portfolio manager of Invesco Technology Fund on February 28, 2014. Information for Mr. Voss has been provided as of January 31, 2014.
5	Ms. Luby began serving as a portfolio manager of Invesco Technology Fund on February 28, 2014. Information for Ms. Luby has been provided as of January 31, 2014.

I-SEC SUP-3 030614	1